SHORT-TERM BANK BORROWINGS	12 Months Ended
Sep. 30, 2022
SHORT-TERM BANK BORROWINGS
SHORT-TERM BANK BORROWINGS

NOTE 13 – SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following at September 30, 2021:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Bank of China	5,650,000	876,866	2021-08-30	2022-08-26	5.27%
Bank of China	4,250,000	659,590	2021-09-06	2022-09-01	5.27%
China Merchants Bank	7,000,000	1,086,383	2021-05-25	2021-11-24	4.55%
China Merchants Bank	5,000,000	775,988	2021-05-31	2021-11-24	4.55%
China Merchants Bank	4,000,000	620,790	2021-06-09	2021-11-24	4.55%
Industrial Bank	6,000,000	931,185	2021-02-01	2022-02-01	5.22%
Industrial Bank	7,000,000	1,086,383	2021-02-02	2022-01-26	5.22%
China Minsheng Bank	45,000,000	6,983,890	2021-03-24	2022-03-20	4.50%
China Minsheng Bank	9,000,000	1,396,778	2021-03-26	2022-03-20	4.50%
China Minsheng Bank	3,000,000	465,593	2021-03-31	2022-03-20	4.50%
China Minsheng Bank	4,000,000	620,790	2021-05-18	2022-05-18	4.50%
China Minsheng Bank	5,000,000	775,988	2021-06-17	2022-06-10	3.50%
China Minsheng Bank	5,000,000	775,988	2021-08-12	2022-08-11	3.50%
China Minsheng Bank	5,000,000	775,988	2021-06-21	2022-06-23	3.50%
CZBANK	980,000	152,094	2020-12-16	2021-11-18	5.50%
CZBANK	1,000,000	155,198	2021-07-15	2022-04-07	5.60%
CZBANK	4,600,000	713,909	2020-12-14	2021-11-11	5.50%
CZBANK	2,140,000	332,123	2020-11-25	2021-11-09	5.50%
CZBANK	1,960,000	304,187	2020-11-17	2021-11-02	5.80%
CZBANK	1,275,000	197,877	2020-11-18	2021-11-04	5.80%
CZBANK	2,000,000	310,395	2020-12-16	2021-11-16	5.50%
CZBANK	2,000,000	310,395	2021-04-13	2022-04-11	6.00%
Bank of Communications	7,000,000	1,086,383	2021-07-15	2022-07-06	4.65%
Total	137,855,000	21,394,761

Short-term bank borrowings consisted of the following at September 30, 2022:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	6,000,000	843,467	2021-11-08	2022-11-08	5.22%
Industrial Bank	7,000,000	984,044	2021-11-05	2022-11-05	5.22%
China Merchants Bank	13,000,000	1,827,511	2022-06-08	2022-12-07	4.80%
China Minsheng Bank	10,000,000	1,405,778	2022-09-09	2023-09-09	4.20%
China Minsheng Bank	15,000,000	2,108,667	2022-09-14	2023-09-14	4.20%
China Minsheng Bank	16,000,000	2,249,244	2022-09-08	2023-09-08	4.20%
China Minsheng Bank	20,000,000	2,811,555	2022-09-13	2022-09-13	4.20%
CZBANK	2,000,000	281,156	2022-03-02	2023-02-28	5.60%
CZBANK	3,000,000	421,733	2022-07-11	2023-07-10	5.00%
CZBANK	5,850,000	822,380	2022-07-21	2023-07-19	5.00%
CZBANK	1,000,000	140,578	2022-07-25	2023-07-24	5.00%
CZBANK	1,500,000	210,867	2022-08-05	2023-08-04	5.00%
CZBANK	1,400,000	196,809	2022-09-23	2023-09-22	5.00%
Huaxia Bank	3,000,000	421,733	2022-03-23	2023-03-15	5.30%
Huaxia Bank	4,000,000	562,311	2022-03-16	2023-03-01	5.30%
Huaxia Bank	6,900,000	969,987	2022-05-05	2023-04-15	5.30%
Total	115,650,000	16,257,820

The Company’s short-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: HUANG Jian Cong, WANG Jian Di, WANG Guo Lin, WANG Min Jie, and WANG Yang Ming, and their immediate family members.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2022	2021
Accounts receivable	$—	$2,053,490
Buildings, net	1,211,943	4,508,834
Land use rights, net	368,015	419,721
Machinery, net	134,076	92,761
Inventory	—	2,793,556
Deposit Receipt	702,889	2,327,963
Total	$2,416,923	$12,196,325